Average Annual Total Returns - Invesco VI Growth and Income Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Large-Cap Value Funds Index 1 Year	Lipper VUF Large-Cap Value Funds Index 5 Years	Lipper VUF Large-Cap Value Funds Index 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 23, 1996	2.09%	8.66%	9.33%	Sep. 18, 2000	1.85%	8.40%	9.05%	2.80%	9.74%	10.50%	1.69%	9.17%	9.67%	18.40%	15.22%	13.88%